OTHER LONG-TERM LIABILITY (Details) - 12 months ended Sep. 30, 2025 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
OTHER LONG-TERM LIABILITY
Proceeds from government subsidies	¥ 5,040	$ 710